Statement of Changes in Net Assets Available for Benefits (Statement) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Adjustments:
Net assets available for benefits - beginning of year	$ 1,415,164,649
Contributions:
Cash contributions from employer	43,448,248
Cash contributions from employees	29,652,718
Rollovers from other qualified plans	3,843,776
Total contributions	76,944,742
Investment income:
Interest and dividends	36,073,658
Net appreciation in fair value of investments	165,542,735
Net investment income	201,616,393
Interest income on notes receivable from participants	838,993
Distributions to participants	(199,765,852)
Net increase	79,634,276
Net assets available for benefits - end of year	$ 1,494,798,925